Employee Benefit Plans	12 Months Ended
Dec. 31, 2015
Compensation And Retirement Disclosure [Abstract]
Employee Benefit Plans

NOTE 14 — EMPLOYEE BENEFIT PLANS

Multiemployer benefit plans.  Employees of the Company who are members of various unions are covered by union-sponsored, collectively bargained, multiemployer health and welfare and defined benefit pension plans.  Of these plans, the Company considers the Southern Nevada Culinary and Bartenders Pension Plan (the “Pension Plan”), under the terms of collective bargaining agreements with the Local Joint Executive Board of Las Vegas for and on behalf of Culinary Workers Union Local No. 226 and Bartenders Union Local No. 165, to be individually significant. The risk of participating in the Pension Plan differs from single-employer plans in the following aspects:

a)	Assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers;
b)	If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers;
c)

If an entity chooses to stop participating in some of its multiemployer plans, the entity may be required to pay those plans an amount based on the underfunded status of the plan, referred to as a withdrawal liability;

d)

If the Pension Plan is terminated by withdrawal of all employers and if the value of the nonforfeitable benefits exceeds plan assets and withdrawal liability payments, employers are required by law to make up the insufficient difference.

Pursuant to its collective bargaining agreements referenced above, the Company also contributes to UNITE HERE Health (the “Health Fund”), which provides healthcare benefits to its active and retired members. The Company’s participation in the Pension Plan is outlined in the table below.

Expiration Date
		Pension Protection Act		of Collective
	EIN/Pension	Zone Status (1)		Bargaining
Pension Fund	Plan Number	2014	2013	Agreements (2)
Southern Nevada Culinary and Bartenders Pension Plan	88-6016617/001	Green	Green	5/31/18

(1)	The trustees of the Pension Plan have elected to apply the extended amortization and the special ten year asset smoothing rules under the Pension Relief Act of 2010.
(2)

The Company is party to ten collective bargaining agreements that require contributions to the Pension Plan.  The agreements between CityCenter Hotel Casino, LLC, Bellagio, Mandalay Corp., MGM Grand Hotel, LLC and the Local Joint Executive Board of Las Vegas are the most significant because more than half of the Company’s employee participants in the Pension Plan are covered by those four agreements.

Contributions to the Company’s multiemployer pension plans and other multiemployer benefit plans were as follows:

	Year Ended December 31,
	2015	2014	2013
Multiemployer Pension Plans	(In thousands)
Southern Nevada Culinary and Bartenders Pension Plan	$41,904	$33,927	$37,691
Other pension plans not individually significant	9,680	7,323	8,280
Total multiemployer pension plans	$51,584	$41,250	$45,971

Multiemployer Benefit Plans Other Than Pensions
UNITE HERE Health	$191,733	$202,641	$167,494
Other	12,840	12,746	15,367
Total multiemployer benefit plans other than pensions	$204,573	$215,387	$182,861

During 2014 an amendment to the collective bargaining agreements to temporarily divert contributions from the Pension Plan to the Health Fund was in effect. As a result contributions to the Pension Plan decreased in 2014 compared to 2013 and increased in 2015 compared to 2014 as the amendment ended in June of 2014. Hours worked in 2015 increased approximately 1% compared to 2014. Bellagio, Aria, Mandalay Bay and MGM Grand Las Vegas were listed in the Pension Plan’s Forms 5500 as providing more than 5% of the total contributions for the plan years ended December 31, 2014 and 2013. At the date the financial statements were issued, Form 5500 was not available for the plan year ending in 2015. No surcharges were imposed on the Company’s contributions to any of the plans.

Self-insurance.  The Company is self-insured for most health care benefits and workers compensation for its non-union employees. The liability for health care claims filed and estimates of claims incurred but not reported was $22 million and $20 million at December 31, 2015 and 2014, respectively. The workers compensation liability for claims filed and estimates of claims incurred but not reported was $43 million and $48 million as of December 31, 2015 and 2014, respectively. Both liabilities are included in “Other accrued liabilities.”

Retirement savings plans.  The Company has retirement savings plans under Section 401(k) of the IRC for eligible employees.  The plans allow employees to defer, within prescribed limits, up to 75% of their income on a pre-tax and/or after-tax basis through contributions to the plans. The Company matches 50% of the first 6% of eligible employee deferrals up to a specified annual maximum dollar amount. The Company recorded charges for 401(k) contributions of $16 million, $17 million and $13 million in 2015, 2014 and 2013, respectively.

The Company maintains nonqualified deferred retirement plans for certain key employees. The plans allow participants to defer, on a pre-tax basis, a portion of their salary and bonus and accumulate tax deferred earnings, plus investment earnings on the deferred balances, as a deferred tax savings. All employee deferrals vest immediately. The Company does not contribute to the plan.

The Company also maintains nonqualified supplemental executive retirement plans (“SERP”) for certain key employees. Until September 2008, the Company made quarterly contributions intended to provide a retirement benefit that is a fixed percentage of a participant’s estimated final five-year average annual salary, up to a maximum of 65%. The Company has indefinitely suspended these contributions. Employees do not make contributions under these plans. A portion of the Company contributions and investment earnings thereon vest after three years of SERP participation and the remaining portion vests after both five years of SERP participation and 10 years of continuous service.

MGM China. MGM China contributes to a retirement plan as part of an employee benefits package for eligible employees.  The Company recorded charges related to contributions in the retirement plan of $7 million, $5 million and $5 million for the years ended December 31, 2015, 2014, and 2013, respectively.